Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Basis of preparation of the financial statements
A.            Basis of preparation of the financial statements

The consolidated financial statements of Camtek and its subsidiaries (collectively “the Company”) have been prepared in accordance with accounting principles generally accepted in United States of America (“US GAAP”).  All amounts in the notes to the financial statements are in thousands unless otherwise stated.

Principles of consolidation
B.	Principles of consolidation

The accompanying consolidated financial statements include the accounts of Camtek and its subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
C.	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, valuation of accounts receivable, inventories, goodwill, deferred tax assets, legal contingencies, contingent consideration and share based compensation among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. It is often difficult to accurately estimate the ultimate outcome of a contingent liability. Different variables can affect the timing and amount that management provides for certain contingent liabilities. The Company's assessments are therefore subject to estimates made by management and its legal counsel. Adverse revision in management estimates of the potential liability could materially impact the Company's financial condition, results of operations or liquidity.

The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Foreign currency transactions
D.	Foreign currency transactions

The functional currency of the Company and its subsidiaries is the U.S. Dollar. Revenue generated by the Company and its subsidiaries is primarily generated outside of Israel and a majority thereof is received in U.S. Dollars. A significant portion of materials and components purchased and operating expenses incurred are either paid for in U.S. Dollars or in New Israeli Shekels (“NIS”).

Transactions not denominated in U.S. Dollars are recorded upon their initial recognition according to the exchange rate in effect on the date of the transaction. Exchange rate differences arising upon the settlement of monetary items or upon reporting the Company’s monetary items at exchange rates different from that by which they were initially recorded during the period, or reported in previous financial statements, are charged to financial income (expenses), net.

Cash and cash equivalents
E.	Cash and cash equivalents
All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.
Trade accounts receivable and allowance for doubtful accounts
F.	Trade accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the outstanding recognized amount and do not bear interest. The allowance for doubtful accounts represents Management’s best estimate of the probable loss inherent in existing accounts receivable balances as a result of possible non-collection. In determining the appropriate allowance, Management bases its estimate on information available about specific debtors, including aging of the balance, assessment of the underlying security received, the history of write-offs, relationships with the customers and the overall creditworthiness of the customers.

Inventories
G.	Inventories

Inventories consist of completed systems, partially completed systems and components and other raw materials, and are recorded at the lower of cost or market. Cost is determined by the moving – average cost method basis.

Inventory write-downs are recorded at the end of each fiscal period for damaged, obsolete, excess and slow-moving inventory. These write-downs, to the lower of cost or market value, create a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Management periodically evaluates its inventory composition, giving consideration to factors such as the probability and timing of anticipated usage and the physical condition of the items, and then estimates a charge (reducing the inventory) to be provided for slow moving, technological obsolete or damaged inventory. These estimates could vary significantly from actual use based upon future economic conditions, customer inventory levels or competitive factors that were not foreseen or did not exist when the inventory write-downs were established.

Inventory that is not expected to be converted or consumed within the next year is classified as non-current, based on Management’s estimates taking into account market conditions.

Property, plant and equipment
H.	Property, plant and equipment

These assets are stated at cost less accumulated depreciation, and are depreciated over their estimated useful lives on a straight-line basis.

Annual rates of depreciation are as follows:

Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20%-33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful economic life of such improvements.

Certain of the Company’s finished goods are systems used as demonstration systems, training systems, and for product development in the Company’s laboratories (“internal use”). These systems are identical to the systems that Camtek sells in its ordinary course of business. In circumstances where the Company intends to utilize such systems for its internal use, the Company transfers them from inventory to fixed assets. The rationale for the transfer is that the Company does not have the intention to sell these systems in the ordinary course of business but rather expects to use them for its internal use over their expected useful lives. These systems are recorded as fixed assets at cost and depreciated over their useful lives.

Intangible assets
I.	Intangible assets

Patent registration costs are recorded at cost and amortized, beginning with the first year of utilization, over its expected useful life.

Intangible assets purchased as part of the business combinations were recorded at their fair value and were amortized based on their remaining estimated useful lives. Acquired in-process research and development (IPR&D) began to be amortized upon the completion of the development of the associated technology.

Goodwill
J.	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually in accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other. The goodwill impairment test is a two -step test. Under step one, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to an acquisition price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

As of December 31, 2015, based on the Company’s annual impairment test, impairment charges were recognized against the remaining goodwill. (See Note 10).

Impairment of long-lived assets
K.	Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of the long lived asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized to the extent that the asset’s carrying amount exceeds its fair value (See Note 9).

Fair values of financial instruments
L.	Fair values of financial instruments

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, short-term deposits, short-term restricted deposits, trade accounts receivable, trade accounts payable and amounts from affiliates approximate fair value because of their short-term nature.

The contingent consideration liabilities relating to the Company's business combinations are measured at fair value at each balance sheet date.

Revenue recognition
M.	Revenue recognition

The Company recognizes revenue from sales of its products when the products are installed at the customer’s premises and are operating in accordance with its specifications, signed documentation of the arrangement, such as a signed contract or purchase order, has been received, the price is fixed or determinable and collectibility is reasonably assured.

In the limited circumstances when the products are installed by a trained distributor acting as an end user, revenue is recognized upon delivery to the distributor assuming all other criteria for revenue recognition are met.

Service revenues consist mainly of revenues from maintenance contracts and are recognized ratably over the contract period.

For multiple-element arrangements the overall arrangement fee is allocated to each element (both delivered and undelivered elements) based on management’s best estimate of their selling price where other sources of evidence are unavailable. The revenue relating to the undelivered elements is deferred using the relative selling price method utilizing vendor-specific-objective evidence (“VSOE”) until delivery of the deferred elements.

The Company’s multiple deliverable arrangements consist of product sales and non-standard warranties. A non-standard warranty is one that is for a period longer than 12 months. Accordingly, income from a non-standard warranty is deferred as unearned revenue and is recognized ratably as revenue commencing with and over the applicable warranty term.

The Company routinely evaluates its products for inclusion of any embedded software that is more than incidental.  Based on such evaluation, the Company has concluded that none of its products have such embedded software.

Warranty
N.	Warranty

The Company records a liability for standard product warranty obligations at the time of sale based upon historical warranty experience. The term of the warranty is generally twelve months.

For the Company’s treatment of non-standard warranties, see Note 2(M) – Revenue recognition.

Income taxes
O.	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts and tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change occurs.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

Research and development
P.	Research and development
Research and development costs are expensed as incurred.
Earnings / loss per ordinary share
Q.	Earnings / loss per ordinary share

Basic earnings/loss per ordinary share is calculated using only weighted average ordinary shares outstanding. Diluted earnings per share, if relevant, gives effect to dilutive potential ordinary shares outstanding during the year.  Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of share options.

For the year ended December 31, 2016, the effect of the exercise of outstanding dilutive potential share options has been included in computing dilutive earnings per ordinary share.

For the year ended December 31, 2015, the effect of the exercise of all outstanding share options is anti-dilutive and has not been included in computing dilutive loss per ordinary share.

For the year ended December 31, 2014, the effect of the exercise of outstanding dilutive potential share options and Restricted Share Units ("RSUs") has been included in computing dilutive earnings per ordinary share (see Note 16).

Share-based compensation
R.	Share-based compensation

The Company accounts for its employee share-based compensation as an expense in the financial statements. All awards are equity classified and therefore such cost is measured at the grant date fair value of the award. The Company estimates share option grant date fair value using the Black-Scholes-Merton option-pricing model. (For details see Note 15).

Fair value measurements
S.	Fair value measurements

The Company implements the provisions of ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy provides the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. (For details see Note 21).

Derivative instruments
T.	Derivative instruments

The Company enters into option contracts and forward exchange agreements in order to reduce its exposure with respect to various commitments in currencies other than the dollar and in connection with expenses in New Israeli Shekels.

The Company does not issue or hold derivative financial instruments for trading purposes, but rather to manage its foreign currency exposure.  Nevertheless, these transactions do not meet all the conditions for hedge accounting and accordingly, the changes in fair value of such instruments are recorded directly to financial income (expenses), net.

The Company’s foreign exchange derivative contracts are marked-to-market based on the determined fair value of open contracts at period end. (See Note 14).

Contingent liabilities
U.	Contingent liabilities

A contingency (provision) is an existing condition or situation involving uncertainty as to the range of possible loss to the entity.

A provision for claims is recognized if it is probable (likely to occur) that a liability has been incurred and the amount can be estimated reasonably.

Government-sponsored research and development
V.	Government-sponsored research and development

The Company records grants received from the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the “OCS”) as a liability, if it is probable that the Company will have to repay the grants received. If it is not probable that the grants will be repaid, the Company records the grants as a reduction to research and development expenses. Royalties paid to the OCS are recognized as a reduction of the above-mentioned liability.

The Company accounts for OCS liabilities acquired in business combinations within the confines of debt obligations and as such changes in the liability from period to period, caused by changes to the estimated timing of future repayments and accrued interest, are accounted for prospectively by adjusting the effective interest rate of the obligations. Acquired liabilities to the OCS are not recognized if it is not probable that the Company will have to repay the grants received (See Note 12 and Note 13F).

Recently issued and adopted accounting standards
W.	Recently issued and adopted accounting standards

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In April 2014, the FASB issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 changes the requirements for reporting discontinued operations. This ASU limits discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have a major effect on an entity’s operations and financial results. The Company elected to early adopt this ASU as of January 1, 2014. Accordingly, further to that mentioned in Note 1B, Sela division is not presented as a discontinued operation.

New standards not yet adopted
X.	New standards not yet adopted

In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers." ASU 2014-09 is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for annual reporting periods, and interim periods within that period, beginning after December 15, 2016 and early adoption is not permitted. Companies may use either a full retrospective or a modified retrospective approach to adopt ASU 2014-09. The Company does not expect the adoption of ASU 2014-09 will have a material effect on its Consolidated Financial Statements.

In July 2015, the FASB issued ASU No. 2015-11, “Simplifying the Measurement of Inventory”. The new guidance requires entities to measure inventory at the lower of cost or net realizable value. Net realizable value is defined by the guidance as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance is effective for the interim and annual periods beginning on or after December 15, 2016 (early adoption is permitted). The Company does not expect the adoption of ASU 2015-11 will have a material effect on its Consolidated Financial Statements.

In November 2015, the FASB issued ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes”. ASU 2015-17 requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-current on the balance sheet. The guidance is effective for interim and annual periods beginning after December 15, 2016 (early adoption is permitted). The Company does not expect the adoption of ASU 2015-17 will have a material effect on its Consolidated Financial Statements.

In February 2016, the FASB issued ASU No. 2016-02 “Leases”. ASU 2016-02 established a comprehensive new lease accounting model. The new standard clarifies the definition of a lease, requires a dual approach to lease classification similar to current lease classifications, and causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease term of more than twelve months. The new standard is effective for interim and annual periods beginning after December 25, 2018. Early adoption is permitted. The new standard requires a modified retrospective transition for capital or operating leases existing at or entered into after the beginning of the earliest comparative period presented in the financial statements, but it does not require transition accounting for leases that expire prior to the date of initial application. The Company has not yet determined the potential effects of the adoption of ASU 2016-02 on its Consolidated Financial Statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. ASU 2016-1, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. The ASU will take effect for fiscal years beginning after December 15, 2017. Management is currently assessing the potential impact of adopting this guidance on the Company’s consolidated financial statements.

In March 2016, the Financial Accounting Standards Board (“FASB”) issued guidance on stock compensation. The guidance is intended to simplify several aspects of the accounting for share-based payments, including income tax consequences, classification of awards as either equity or liabilities, and classification in the statement of cash flows. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within that year. The Company does not expect the adoption of ASU 2016-09 will have a material effect on its Consolidated Financial Statements.

In August 2016, FASB issued ASU 2016-15 “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”, which is intended to provide specific guidance on the certain eight cash flow classification issues included in the amendments in this Update. The guidance is effective for fiscal years beginning after December 15, 2017, and early adoption is permitted for all entities. Management is currently assessing the potential impact of adopting this guidance on the Company’s consolidated financial statements.